UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      EJF Capital LLC

Address:   2107 Wilson Boulevard, Suite 410
           Arlington, VA  22201

Form 13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neal J. Wilson
Title:     Chief Operating Officer
Phone:     703-875-0591

Signature, Place, and Date of Signing:


  /s/ Neal J. Wilson             Arlington, VA                 11/05/2008
 ----------------------      ----------------------       ----------------------
  Neal J. Wilson                    Place                         Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:     $31,975(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                     FORM 13F INFORMATION TABLE

                                     TITLE                  VALUE   SHARES/PRN         PUT/ INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS     CUSIP      (X$1000)     AMT     SH/PRN CALL DSCRETN  MANAGERS    SOLE  SHARED  NONE
--------------------------------   --------   ---------    -------- ----------  ------ ---- -------  --------   ------ ------  ----
AERCAP HOLDINGS NV                   COM      N00985106       212     20,000      SH         SOLE               20,000    0      0
ALPHA NATURAL RESOURCES INC          COM      02076X102       514     10,000      SH         SOLE               10,000    0      0
A-POWER ENERGY GENERATION
  SYSTEMS LTD                        COM      G04136100        90     10,000      SH         SOLE               10,000    0      0
APPLE INC                            COM      037833100       796      7,000      SH         SOLE                7,000    0      0
BANK OF AMERICA CORP                 COM      060505104       875     25,000      SH         SOLE               25,000    0      0
BHP BILLITON LTD SPONSORED ADR       COM      088606108       520     10,000      SH         SOLE               10,000    0      0
BROADCOM CORP CL A                   COM      111320107       186     10,000      SH         SOLE               10,000    0      0
CONSOL ENERGY INC                    COM      20854P109       574     12,500      SH         SOLE               12,500    0      0
CORNING INC                          COM      219350105       156     10,000      SH         SOLE               10,000    0      0
DEVON ENERGY CORPORATION NEW         COM      25179M103       456      5,000      SH         SOLE                5,000    0      0
FIFTH THIRD BANCORP                  COM      316773100       357     30,000      SH         SOLE               30,000    0      0
FIRST SOLAR INC                      COM      336433107        94        500      SH         SOLE                  500    0      0
FREEPORT MCMORAN COPPER & GOLDINC    COM      35671D857     1,137     20,000      SH         SOLE               20,000    0      0
FRONTIER OIL CORP                    COM      35914P105       553     30,000      SH         SOLE               30,000    0      0
GENESIS LEASE LIMITED ADR            COM      37183T107       219     25,000      SH         SOLE               25,000    0      0
Goldman Sachs Group Inc              CALL     38141G904         9         50    CALL         SOLE                   50    0      0
Grubb & Ellis Company                COM      400095202       270    100,000      SH         SOLE              100,000    0      0
GT SOLAR INTERNATIONAL INC           COM      3623E0209       190     17,500      SH         SOLE               17,500    0      0
HELMERICH & PAYNE INC                COM      423452101       648     15,000      SH         SOLE               15,000    0      0
HORSEHEAD HOLDING CORP               COM      440694305       295     50,000      SH         SOLE               50,000    0      0
Horsehead Holding Corp.              COM      440694305     1,710    289,857      SH         SOLE              289,857    0      0
INVESTMENT TECHNOLOGY GROUP          COM      46145F105       456     15,000      SH         SOLE               15,000    0      0
KEYCORP NEW                          COM      493267108       597     50,000      SH         SOLE               50,000    0      0
LINCOLN NATIONAL CORP-IND            COM      534187109       428     10,000      SH         SOLE               10,000    0      0
Maiden Holdings, Ltd.                COM      G5753U112     1,278    293,700      SH         SOLE              293,700    0      0
MARVELL TECHNOLOGY GROUP LTD         COM      G5876H105       302     32,500      SH         SOLE               32,500    0      0
MBIA INC                             COM      55262C100       357     30,000      SH         SOLE               30,000    0      0
MCDERMOTT INTERNATIONAL INC          COM      580037109       447     17,500      SH         SOLE               17,500    0      0
MEMC ELECTRONIC MATERIALS INC        COM      552715104       424     15,000      SH         SOLE               15,000    0      0
METLIFE INC                          COM      59156R108     2,800     50,000      SH         SOLE               50,000    0      0
MF GLOBAL LTD                        COM      G60642108       292     67,300      SH         SOLE               67,300    0      0
MILLICOM INTERNATIONAL CELLULAR SA   COM      L6388F110       343      5,000      SH         SOLE                5,000    0      0
NATIONAL-OILWELL VARCO INC           COM      637071101     1,005     20,000      SH         SOLE               20,000    0      0
NETLOGIC MICROSYSTEMS INC            COM      64118B100       756     25,000      SH         SOLE               25,000    0      0
NOKIA CORPORATION SPONSORED
  ADR REPSTG 1 SER A                 COM      654902204       187     10,000      SH         SOLE               10,000    0      0
NUCOR CORP                           COM      670346105       395     10,000      SH         SOLE               10,000    0      0
OCCIDENTAL PETE CORP                 COM      674599105     2,466     35,000      SH         SOLE               35,000    0      0
Orion Marine Group, Inc.             COM      68628V308       194     18,519      SH         SOLE               18,519    0      0
PMI GROUP INC                        COM      69344M101       295    100,000      SH         SOLE              100,000    0      0
REPUBLIC AIRWAYS HOLDINGS INC        COM      760276105       510     50,000      SH         SOLE               50,000    0      0
REPUBLIC AIRWAYS HOLDINGS INC        CALL     760276905        47        500    CALL         SOLE                  500    0      0
SBA COMMUNICATIONS CORP CL A         COM      78388J106        93      3,600      SH         SOLE                3,600    0      0
SLM CORPORATION                      COM      78442P106       617     50,000      SH         SOLE               50,000    0      0
SUNPOWER CORP CL A                   COM      867652109       177      2,500      SH         SOLE                2,500    0      0
SUNTECH PWR HLDGS CO LTD ADR         COM      86800C104       717     20,000      SH         SOLE               20,000    0      0
SUPERIOR ENERGY SERVICES INC         COM      868157108       467     15,000      SH         SOLE               15,000    0      0
THORNBURG MTG INC CUMULATIVE
  CONV REDEEMABLE PFDSTK SER F       COM      885218701     3,197  3,196,700      SH         SOLE            3,196,700    0      0
TRANSOCEAN INC NEW                   COM      G90073100     1,098     10,000      SH         SOLE               10,000    0      0
TRINA SOLAR LTD SPONSORED ADR        COM      89628E104       344     15,000      SH         SOLE               15,000    0      0
UNIBANCO-UNIAO DE BANCOS
  BRASILEIROS S A-GDR REP 1 PFD &
  1 PFD CL B UNIBANCO                COM      90458E107       404      4,000      SH         SOLE                4,000    0      0
UNITED STATES STL CORP NEW           COM      912909108       388      5,000      SH         SOLE                5,000    0      0
UNIVERSAL DISPLAY CORP               COM      91347P105        55      5,000      SH         SOLE                5,000    0      0
VALERO ENERGY CORP NEW               COM      91913Y100       152      5,000      SH         SOLE                5,000    0      0
WACHOVIA CORPORATION COM             COM      929903102        53     15,000      SH         SOLE               15,000    0      0
WALTER INDUSTRIES INC NEW            COM      93317Q105       475     10,000      SH         SOLE               10,000    0      0
WEATHERFORD INTERNATIONAL LTD
  NEW (BERMUDA)                      COM      G95089101       251     10,000      SH         SOLE               10,000    0      0
